Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Contingent Liabilities and Commitments

Contingent liabilities and commitments
	Less than 1 month		1-3 months		3-12 months		1-5 years		Over 5 years		Maturity not applicable		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Contingent liabilities in respect of
– discounted bills	1					1							1	1
– guarantees	15,647	18,536	571	677	944	965	2,560	1,167	4,189	3,526			23,911	24,871
– irrevocable letters of credit	9,453	6,583	4,746	5,973	1,146	824	176	154	12	12			15,533	13,546
– other	58	39					223			309			281	348

	25,159	25,158	5,317	6,650	2,090	1,790	2,959	1,321	4,201	3,847	–	–	39,726	38,766
Guarantees issued by ING Groep N.V.									356	404			356	404
Irrevocable facilities	56,459	59,214	2,150	2,587	7,504	4,832	30,331	22,606	7,825	9,315			104,269	98,554

	81,618	84,372	7,467	9,237	9,594	6,622	33,290	23,927	12,382	13,566	–	–	144,351	137,724

Summary of Future Rental Commitments to be Paid Under Non-cancellable Operating Leases

The future rental commitments to be paid under non-cancellable operating leases are as follows:

Future rental commitments for operating lease contracts
	2017	2016
2017		307
2018	268	179
2019	195	151
2020	165	129
2021	152	132
Years after 2021	472	344